Expense Example {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555